STOCKHOLDERS' (DEFICIT) (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants outstanding, ending	3,000,000	3,000,000	3,000,000
Weighted average exercise price outstanding, ending	$ 0.60	$ 0.60	$ 0.60
Number of warrants, issued
Weighted average exercise price, issued
Number of warrants, forfeited/canceled
Weighted average exercise price, forfeited/canceled
Number of warrants, exercised
Weighted average exercise price, exercised
Number of warrants outstanding, ending	3,000,000	3,000,000	3,000,000
Weighted average exercise price outstanding, ending	$ 0.60	$ 0.60	$ 0.60
Number of warrants, exercisable	3,000,000	3,000,000
Weighted average exercise price, exercisable	$ 0.60	$ 0.60